Goodwill - Disclosure of detailed information about key assumptions for the CGU's (Details) - $ / ounce	Dec. 31, 2023	Dec. 31, 2022
Statements Line Items
Post-tax real discount rate	5.00%	5.30%
Long-term gold price (per ounce) [Member]
Statements Line Items
Gold price per ounce	1,754	1,645
Long-term silver price (per ounce) [Member]
Statements Line Items
Silver price per ounce	23	21